Regulatory Matters (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Incremental capital conservation buffer	0.625%
Capital conversation buffer	2.50%
Total capital (to risk weighted assets)
Actual - Amount	$ 413,666,000	$ 384,737,000
Actual - Ratio	11.80%	10.90%
For Capital Adequacy Purposes - Amount	$ 280,104,000	$ 282,733,000
For Capital Adequacy Purposes - Ratio	8.00%	8.00%
Tier 1 capital (to risk weighted assets)
Actual - Amount	$ 352,371,000	$ 351,482,000
Actual - Ratio	10.10%	10.00%
For Capital Adequacy Purposes - Amount	$ 210,078,000	$ 212,050,000
For Capital Adequacy Purposes - Ratio	6.00%	6.00%
Common equity tier 1 capital
Actual - Amount	$ 339,430,000	$ 338,961,000
Actual - Ratio	9.70%	9.60%
Common Equity Tier One Capital Required For Capital Adequacy	$ 157,559,000	$ 159,037,000
For Capital Adequacy Purposes - Ratio	4.50	4.5
Tier 1 capital (to average assets)
Actual - Amount	$ 352,371,000	$ 351,482,000
Actual - Ratio	9.10%	9.60%
For Capital Adequacy Purposes - Amount	$ 155,271,000	$ 146,765,000
For Capital Adequacy Purposes - Ratio	4.00%	4.00%
Dividends paid	$ 0	$ 0
The Bank
Total capital (to risk weighted assets)
Actual - Amount	$ 371,833,000	$ 376,453,000
Actual - Ratio	10.80%	10.70%
For Capital Adequacy Purposes - Amount	$ 276,144,000	$ 282,725,000
For Capital Adequacy Purposes - Ratio	8.00%	8.00%
To be Categorized as Well Capitalized under Prompt Corrective Action Provisions - Amount	$ 345,180,000	$ 353,406,000
To be Categorized as Well Capitalized under Prompt Corrective Action Provisions - Ratio	10.00%	10.00%
Tier 1 capital (to risk weighted assets)
Actual - Amount	$ 344,423,000	$ 343,199,000
Actual - Ratio	10.00%	9.70%
For Capital Adequacy Purposes - Amount	$ 207,108,000	$ 212,044,000
For Capital Adequacy Purposes - Ratio	6.00%	6.00%
To be Categorized as Well Capitalized under Prompt Corrective Action Provisions - Amount	$ 276,144,000	$ 282,725,000
To be Categorized as Well Capitalized under Prompt Corrective Action Provisions - Ratio	8.00%	8.00%
Common equity tier 1 capital
Actual - Amount	$ 344,423,000	$ 343,199,000
Actual - Ratio	10.00%	9.70%
Common Equity Tier One Capital Required For Capital Adequacy	$ 155,331,000	$ 159,033,000
For Capital Adequacy Purposes - Ratio	4.50	4.50
To be Categorized as Well Capitalized under Prompt Corrective Action Provisions - Amount	$ 224,367,000	$ 229,714,000
Common Equity Tier One Capital Required To Be Well Capitalized Ratio	6.50%	6.50%
Tier 1 capital (to average assets)
Actual - Amount	$ 344,423,000	$ 343,199,000
Actual - Ratio	9.00%	9.40%
For Capital Adequacy Purposes - Amount	$ 154,946,000	$ 146,689,000
For Capital Adequacy Purposes - Ratio	4.00%	4.00%
To be Categorized as Well Capitalized under Prompt Corrective Action Provisions - Amount	$ 193,682,000	$ 183,361,000
To be Categorized as Well Capitalized under Prompt Corrective Action Provisions - Ratio	5.00%	5.00%